Fiscal Years (Detail)	12 Months Ended
Jan. 28, 2012
2011
Summary Of Significant Accounting Policies [Line Items]
Number of weeks	52
Ended	Jan. 28, 2012
2010
Summary Of Significant Accounting Policies [Line Items]
Number of weeks	52
Ended	Jan. 29, 2011
2009
Summary Of Significant Accounting Policies [Line Items]
Number of weeks	52
Ended	Jan. 30, 2010